Disclosure on Individual Items of the Consolidated Financial Statements	12 Months Ended
Dec. 31, 2024
Disclosure on Individual Items of the Consolidated Financial Statements [Abstract]
Disclosure on individual items of the consolidated financial statements
4.	Disclosure on individual items of the consolidated financial statements

4.1	Statements of comprehensive income

4.1.1	Revenue from contracts with customers

ADSE develops, produces, and distributes battery storage solutions for different areas of applications (“multi-use-case”). The product portfolio ranges from the field “charging” which provides charging solutions for the expansion of the eMobility infrastructure at power-limited network points, to the field “commercial and industrial” including power ranges up to multiple MW/MWh, as well as to the field “residential” which includes small storage solutions. Additionally, ADSE provides its customers with software solutions regarding intelligent controlling and monitoring of battery storage solutions. Other revenues include for example separately acquirable service contracts or maintenance services.

76.1% (2023: 72.1%, 2022: 73.9%) of revenues are generated in Germany. The following table presents the revenue from contracts with customers disaggregated by geographical region based on the customer’s country of domicile:

Revenue by region
kEUR	2024	2023	2022
Germany	83,662	77,449	19,538
Ireland	11,577	8,050	1,223
United States of America	5,623	4,971	731
Greece	2,503	-	-
Netherlands	2,395	4,770	872
Austria	1,310	1,389	-
France	1,205	6	201
Switzerland	422	1,462	1,628
Belgium	394	18	141
Sweden	392	8,688	207
Spain	144	143	1,071
Rest of the world	386	438	818
Total	110,013	107,384	26,430

The following table presents the revenue from contracts with customers disaggregated by major products by different revenue streams:

Products by different revenue streams
kEUR	2024	2023	2022
Charging	102,533	89,323	19,506
Commercial and industrial	1,677	15,788	4,463
Service	5,603	2,004	1,774
Residential	-	41	287
Other	200	227	400
Total	110,013	107,384	26,430

Charging revenues for all years presented were recognized at a point in time.

Commercial and industrial revenues of kEUR 1,677 (2023: kEUR 14,186; 2022: kEUR 4,311) were recognized point in time while commercial and industrial revenues of kEUR 0 (2023: kEUR 1,602; 2022: kEUR 152) were recognized over time. Please refer to table below for detailed revenue recognition criteria.

The following table provides information on contract assets and contract liabilities from contracts with customers:

kEUR	Dec. 31, 2024	Dec. 31, 2023
Receivables, which are included in ‘Trade and other receivables’	9,900	15,285
Contract assets	40	-
Contract liabilities	7,074	7,519

The contract assets primarily relate to ADSE’s rights to consideration for development activities partially completed but not billed at the reporting date. Revenues for these development activities are realized over time. In cases where there has not been an advanced consideration by the customer or the already recognized revenue in the period exceeds the advanced consideration by the customer ADSE recognizes a contract asset. The contract assets are transferred to receivables when the rights become unconditional. This usually occurs when ADSE delivers the product ordered.

Contract liabilities mainly relate to advanced consideration received from customers prior to the delivery of products and may include separate performance obligations for extended warranties. They also include consideration received for services that will be delivered in subsequent periods. ADSE develops and produces specific solutions for its customers which causes the orders to have a certain delivery time. Contract liabilities will be recognized as revenue when the contract ends at the latest, which is generally expected to occur within one year. However, the contract balance may change between contract asset and contract liability depending on the relationship between ADSE’s performance and the customer’s payment.

The increase in cash received excluding amounts recognized at the beginning of the period and revenue recognized that was included in the contract liability balance at the beginning of the period amount to:

kEUR	Dec. 31, 2024	Dec. 31, 2023
Contract liabilities	7,074	7,519
Revenue recognized that was included in the contract liability balance at the beginning of the period	446	17,997
Increases due to cash received, excluding amounts recognized at the beginning of the period	432	1,795

There are no incremental costs to obtain or fulfil a contract with a customer, which would have to be recognized as an asset. Furthermore, contracts with customers do not contain a significant financing component.

As of the reporting date, revenue from contracts with customers in an amount of kEUR 37,225 is recognized at a point in time under bill-and-hold arrangements (December 31, 2023: kEUR 7,262, December 31, 2022: kEUR 8,879).

Performance obligations and revenue recognition policies

Revenue is measured based on the consideration specified in the contract with a customer. ADSE generally recognizes revenue when it transfers control over a good to a customer.

The following table provides information about the nature and timing of the satisfaction of performance obligations in contracts with customers, including significant payment terms, and the related revenue recognition policies:

Type of product	Nature and timing of satisfaction of performance obligation, including significant payment terms	Revenue recognition under IFRS 15
Charging	The production of charging products may also include the customer-specific development of the goods for the customer. Because there is a high dependency between the development and the production performance these are seen as one single performance obligation according to IFRS 15.

Invoices are issued according to contractual terms and are usually payable within 30 days.	Revenue (and associated costs) for the sale of charging products is typically recognized at a point in time. Some contracts are also recognized over time (e.g., customer-specific products with no alternative use).

For those contracts recognized over time, progress of completion is based on either delivery of goods to the customer’s premises or on the input-based cost-to-cost method.

Advances received are included in contract liabilities.
Commercial and industrial	Customers obtain control of the product when the goods are delivered to the customer’s premises. Invoices are generated and revenue is recognized at that point in time.

Invoices are usually payable within 30 days.	Revenue is typically recognized when the product has been delivered to the customer’s premises at a point in time. Some contracts are also recognized over time (e.g., customer-specific products with no alternative use). For those contracts recognized over time, progress of completion is based on either delivery of goods to the customer’s premises or on the input-based cost-to-cost method.

Advances received are included in contract liabilities.
Residential	Customers obtain control of the small storage solution products when the goods are delivered to the customer’s premises. Invoices are generated and revenue is recognized at that point in time.

	Invoices are usually payable within 30 days.	Revenue is recognized when the product has been delivered to the customer’s premises at a point in time.
Service and others	Service and other include service obligations such as repair and maintenance and replacement parts. Invoices for these services are usually payable within 30 days.

Invoices for replacement parts are issued at the point in time of the delivery of the good and usually payable within 30 days. The invoices for software solutions are issued when the license is ordered by the customer and are usually payable within 30 days.	Revenue for software solutions is recognized at a point in time ADSE gives its customer a right-of-use according to IFRS 15.B56.

One-time revenues from replacement parts are also recognized at the point in time of the provided service.

Revenue for repair and maintenance are recognized as the services are provided. The stage of completion for determining the amount of revenue to recognize is assessed based on the work performed.
4.1.2	Functional costs

Cost of goods sold

Cost of goods sold include the following:

kEUR	2024	2023	2022
Cost of materials	72,568	95,007	23,554
Personnel expenses	10,714	9,623	3,388
Depreciation and amortization	5,711	4,082	3,517
Other expenses	1,593	1,558	445
Total	90,585	110,270	30,904

The decrease in cost of materials is due to an improvement in the material cost ratio compared to revenue which was achieved by higher selling prices on average and a reduction of material purchase prices. In addition, a provision for onerous contracts from the previous year was utilized and fewer valuation allowances within inventory were necessary as spare parts for long term service contracts have to be kept in stock and are considered to be of value, also refer to note 2. The increase in personnel expenses results from additional employees hired within the financial year. The increase in the depreciation and amortization within the costs of goods sold is the result of the capitalization and amortization of internally generated intangible assets, right-of-use assets as well as items of property, plant and equipment.

During the financial year 2024, ADSE recognized write-downs of inventories in an amount of kEUR 689 (2023: kEUR 8,093, 2022: kEUR -78) as an expense in the cost of sales in the statement of profit or loss.

As of December 31, 2024, personnel expenses include expenses for share-based payments of kEUR 538 (December 31, 2023: kEUR 147, December 31, 2022: kEUR 0).

Research and development expenses

kEUR	2024	2023	2022
Personnel expenses	6,695	1,083	182
Material expenses	66	153	344
Depreciation and amortization	317	247	168
External development service provider	1,335	607	231
Other expenses	559	743	776
Total	8,971	2,832	1,701

In 2024, personnel expenses include expenses for share-based payments of kEUR 222 (2023: kEUR 49, 2022: kEUR 0).

In the financial year 2024, ADSE has capitalized development costs in the amount of kEUR 343 (2023: kEUR 5,404, 2022: kEUR 7,406). Amortization of capitalized development costs, presented as cost of goods sold, amounts to kEUR 4,111 (2023: kEUR 2,463, 2022: kEUR 2,458).

ADSE has applied for and has received various government grants in 2024 and previous years. In the financial year 2024, such government grants amount to kEUR 692 (2023: kEUR 2,030, 2022: kEUR 4,615). As of the reporting date, a total of kEUR 3,082 (December 31, 2023: kEUR 2,390, December 31, 2022: kEUR 354) of the grants had not yet been paid to ADSE. This amount is recognized as a receivable.

The grants received in 2022 were awarded to only cover research expenses and were thus recognized as a reduction of research and development expenses in the financial year 2022. The research projects to which the government grants relate essentially comprise research in the field of electromobility, batteries and energy storage systems, emission-free systems, and energy supply of the future.

The government grant applied for in the financial year 2024 and 2023 relate to development expenses that were capitalized in accordance with IAS 38 and were thus deducted from the carrying amount of the asset in an amount of kEUR 692.

Selling, general and administrative expenses

Selling, general and administrative expenses include the following:

kEUR	2024	2023	2022
Personnel expenses	11,506	10,243	14,359
Legal and consulting fees	5,114	4,984	3,779
Administration fee	3,466	2,741	3,412
Marketing costs	1,222	1,554	1,925
Insurance expenses	2,839	1,774	2,365
Depreciation and amortization	671	522	631
Other expenses	6,770	6,005	4,847
Total	31,588	27,823	31,321

In 2024, personnel expenses include expenses for share-based payments of kEUR 3,330 (December 31, 2023: kEUR 1,365, December 31, 2022: kEUR 2,770).

Other expenses primarily consist of expenses for general warranties, travel costs and outbound freight.

4.1.3	Other operating income

Other operating income includes the following:

kEUR	2024	2023	2022
Income from reversal of provisions	12,350	101	913
Exchange rate gains	1,322	139	-
Income from subsequent payments	64	39	408
Income from compensation	6	120	1,016
Other	788	268	47
Total	14,530	667	2,383

In the financial year 2024, ADSE reversed a provision for an onerous contract in the amount of kEUR 8,614, also refer to note 2. Further, provisions for warranty in the amount of kEUR 3,719 were released following a detailed technical analysis and new insights regarding the estimated costs to fulfil the warranty obligations.

Income from compensation relates to financial compensation received from insurance companies and other parties from non-recurring events.

4.1.4	Other operating expense

Other operating expense includes the following:

kEUR	2024	2023	2022
Exchange rate losses	1,436	1,200	1,007
Provisions for onerous contracts	162	10,973	-
Warranties	23	-461	-
Other expenses	328	43	76
Total	1,949	11,755	1,084

From 2022 to 2023, other expenses increased primarily due to the recognition of a special provision for onerous contracts in 2023. In 2024, no such effects occurred.

Exchange rate losses are based on the changes of the EUR/USD exchange rate in the course of the financial year 2024.

4.1.5	Finance result

The finance income and finance costs recognized in profit or loss are as follows:

kEUR	2024	2023	2022
Finance income from remeasurement of warrant liabilities	-	-	10,329
Foreign currency gains	-	3	9,928
Income from other interest and similar income	24	187	259
Finance income	24	190	20,515
Finance expense from remeasurement of warrant liabilities	-62,170	-10,859	-
Interest expense from shareholder loans	-16,106	-2,784	-
Loss from extinguishment of loan	-3,725	-	-
Foreign currency losses	-6,660	-	-
Interest expense from leasing	-156	-153	-122
Interest expense from guarantee commissions	-10	-67	-246
Other interest expense	-56	-23	-59
Finance expenses	-88,883	-13,886	-427
Net finance result	-88,858	-13,697	20,089

In 2024, finance expense from remeasurement of warrant liabilities in the amount of kEUR 62,170 results from the remeasurement of the fair value of public and private warrant liabilities, warrant liabilities from shareholder loans and warrant liabilities from capital increases (2023: finance expense of kEUR 10,859, 2022 finance income of kEUR 10,329).

In 2024, interest expenses from shareholder loans amount to kEUR 16,106 (2023: kEUR 2,784, December 31, 2022: kEUR 0). Loss from extinguishment of loan relates to warrants that were issued as partial consideration for the extension of a shareholder loan. Refer to note 4.2.13 for further information on the shareholder loans.

4.1.6	Income taxes

The tax benefit / (expenses) include current and deferred taxes. Current taxes and deferred taxes are reported in profit or loss, except for the extent to which they are reported directly in equity or in other comprehensive income.

kEUR	2024	2023	2022
Current year	-16	88	-190
Current tax expense	-16	88	-190
Origination and reversal of temporary differences	-946	4,378	-3,453
Recognition of previously unrecognized (derecognition of previously recognized) tax losses	471	-1,325	1,071
Deferred tax (expense) income	-475	3,053	-2,382
Total	-491	3,141	-2,572

Reconciliation of the effective tax rate

The effective tax rate of 29.83% combines a corporate tax rate of 15%, a solidarity surcharge thereon of 5.5% and a trade tax rate of 14.01%.

kEUR	2024	2023	2022
Profit (loss) before tax	-97,467	-58,221	-16,335
Tax using the applicable tax rate	29,074	17,161	4,815
Tax effect of:
Difference in tax rates	-4,974	-1,348	-525
Non-deductible expenses	-287	-585	-130
Non-taxable income	207	1,291	344
Additions for tax purposes	-	362	-84
Non-recognition of deferred tax on loss carry forward and temporary differences	-2,728	-10,594	-6,738
True up on deferred taxes from prior year	700	-18	527
Permanent differences	-22,483	-3,130	-795
Others	-	2	14
Taxes on income	-491	3,141	-2,572

Unrecognized deferred tax assets

Deferred tax assets have not been recognized for tax loss carryforwards:

kEUR	Dec. 31, 2024	Expiration	Dec. 31, 2023	Expiration	Dec. 31, 2022	Expiration
Germany
thereof corporation tax	114,590	Non-expiring	114,803	Non-expiring	83,969	Non-expiring
thereof trade tax	108,689	Non-expiring	112,540	Non-expiring	83,344	Non-expiring
USA	20,330	Non-expiring	16,281	Non-expiring	656	Non-expiring
Ireland*)	10,658	Non-expiring	4,616	Non-expiring	7,695	Non-expiring

*)	Amount relates to management expenses that can be set-off against future profits

The Group revised the presentation format of the table to improve the usefulness and clarity of the disclosed information.

Movement in deferred taxes

Deferred tax balances developed as follows:

kEUR	DTA	DTL	Dec. 31, 2024	DTA	DTL	Dec. 31, 2023
Intangible assets	-	6,060	-6,060	-	7,308	-7,308
Right-of-use assets	-	928	-928	-	953	-953
Inventories	329	-	329	506	1,539	-1,033
Contract assets	-	12	-12	-	-	-
Trade and other receivables	90	-	90	41	4	36
Financial liabilities	650	-	650	-	-	-
Lease liabilities	987	-	987	996	-	996
Trade and other payables	110	-	110	-	7	-7
Contract liabilities	144	-	144	1,425	-	1,425
Other provisions	48	28	20	3,234	114	3,120
Tax loss carryforwards	3,006	-	3,006	2,535	-	2,535
Netting	-5,358	-5,358	-	-8,735	-8,735	-
Total	6	1,670	-1,664	-	1,189	-1,189

Deferred tax assets and liabilities are offset according to the requirements of IAS 12.74.

The movement of all deferred tax positions is recognized in the P&L as no deferred taxes exist which are related to transaction in equity or OCI.

4.1.7	Earnings per share

Basic earnings per share (EPS) is calculated by dividing the profit for the year attributable to ordinary equity holders of the ADSE Holdco by the weighted average number of ordinary shares outstanding during the reporting period.

ADSE Holdco is a public limited company, which allots shares of the entity to its shareholders.

Earnings per share (basic) and earnings per share (diluted) are calculated based on the earnings attributable to ADSE Holdco shareholders. For the periods included in these financial statements ADSE was loss-making in all periods. Restricted stock units (RSU), stock options (NQSO) and warrants have not been included in the calculation of diluted weighted average number of shares outstanding. These RSU, NQSO and warrants could potentially dilute basic earnings per share in the future.

The loss attributable to the shareholders of ADSE (basic and diluted) amounts to kEUR 97,958 (2023: kEUR 55,081, 2022: kEUR 18,906). The weighted average number of interests in circulation amounts 51,224 (basic) and 57,724 (diluted) (2023: 48,919 (basic) and 49,208 (diluted), 2022 48,809 (basic) and 49,005 (diluted)) (in k units).

Earnings per share	2024	2023	2022
Profit/loss for the period (attributable to shareholders of the parent) (kEUR)	-97,958	-55,081	-18,906

Weighted average number of ordinary shares outstanding (in k units) (basic and diluted)	51,224	48,919	48,809
Potential effects of dilution from:
RSU	357	288	196
NQSO	464	-	-
Warrants	5,680	-	-
Weighted average number of ordinary shares outstanding (in k units)	57,724	49,208	49,005
Basic loss per share (€)	-1.91	-1.13	-0.39
Diluted loss per share (€)	-1.91	-1.13	-0.39
4.2	Statements of financial position

4.2.1	Intangible assets

The development of intangible assets is shown below:

kEUR	Internally generated assets	Software	Total
Cost
As of Jan. 01, 2023	27,207	516	27,722
Additions	5,404	189	5,593
As of Dec. 31, 2023	32,610	705	33,315
Additions	344	101	445
Disposals	-692	-	-692
As of Dec. 31, 2024	32,261	806	33,067

kEUR	Internally generated assets	Software	Total
Amortization
As of Jan. 01, 2023	-5,355	-309	-5,664
Additions	-2,463	-148	-2,611
As of Dec. 31, 2023	-7,818	-457	-8,274
Additions	-4,111	-153	-4,264
As of Dec. 31, 2024	-11,928	-610	-12,538

kEUR	Internally generated assets	Software	Total
Carrying amounts
As of Jan. 01, 2023	21,852	207	22,059
As of Dec. 31, 2023	24,793	248	25,041
As of Dec. 31, 2024	20,333	196	20,529

The internally generated intangible assets primarily relate to the capitalized costs of ADSE’s development of pioneering technologies, for which ADSE intends to enable itself on the market as a provider of advanced system solutions in the fields of energy storage, battery technology and electromobility. The intangible assets are amortized according to their useful life and the amortization is presented in costs of goods sold.

Intangible assets that are material to ADSE’s consolidated financial statements include development activities relating to the development of ChargeBox (CBX), a customer specific ChargeBox (DC-CBX) and ChargePost (CPT). Development activities for CBX and DC-CBX were capitalized in the financial years 2020, 2019 and 2018 and have a remaining useful life of three years. As of the reporting date, the carrying amount of CBX amounts to kEUR 2,636 (December 31, 2023: kEUR 3,608) and of DC-CBX amount to kEUR 3,465 (December 31, 2023: 4,743). As of the reporting date, the carrying amount of CPT amounts to kEUR 12,159 (December 31, 2023: kEUR 14,186).

4.2.2	Leases

As of December 31, 2024, ADSE leases two warehouse property and one real estate property in Germany, one warehouse and one real estate property in the United States of America as well as 34 vehicles. The remaining lease terms run from 1 year up to 4 years. ADSE has the option to purchase one of the assets at the end of the contract term.

Some property leases contain an extension option. If ADSE intends to use the option, this was already considered in the lease term of the lease agreement.

When measuring lease liabilities, ADSE discounted lease payments using its incremental borrowing rate ranging from 3.78% to 9.56%. For the calculation of the incremental borrowing rates, European triple A bonds were used as the basis and adjusted for a risk premium corresponding to the external borrowing rates (credit spread).

The development of right-of-use assets is shown below:

kEUR	Property	Vehicles	Total
Right-of-use assets
As of Jan. 01, 2023	3,134	232	3,366
Amortization charge for the year	-816	-133	-949
Additions to right-of-use assets	702	169	871
Effect of movements in exchange rates	-	-3	-3
As of Dec. 31, 2023	3,020	265	3,286
Amortization charge for the year	-848	-208	-1,056
Additions to right-of-use assets	552	484	1,036
Effect of movements in exchange rates	3	5	8
As of Dec. 31, 2024	2,727	546	3,273

For leases with short-term contracts of up to one year and low-value assets, ADSE has elected not to recognize right-of-use assets and lease liabilities.

There are no material expenses relating to variable lease payments in the measurement of lease liabilities.

ADSE did not enter into any sublease agreements.

In 2024, a total cash outflow for leases in the amount of kEUR 1,193 (2023: kEUR 1,065; 2022: kEUR 828) was recognized.

The amounts recognized in profit or loss except for amortization are shown below:

kEUR	2024	2023	2022
Amounts recognized in profit or loss
Interest on lease liabilities	156	153	122
Expenses relating to short-term leases	339	119	50
Expenses relating to leases of low-value assets, excluding short-term leases of low value assets	26	22	13
Amounts recognized in the statement of cash flows
Total cash outflow of leases	1,193	1,065	828
4.2.3	Property, plant and equipment

The development of fixed assets is shown below:

kEUR	Property, plant and equipment	Construction in progress	Total
Cost
As of Jan. 01, 2023	7,631	527	8,158
Additions	2,154	143	2,297
Disposals	-58	-	-58
Reclassification	498	-498	-
As of Dec. 31, 2023	10,225	172	10,397
Additions	1,200	80	1,280
Disposals	-342	-	-342
Reclassification	172	-172	-
Effect of movements in exchange rates	13	-	13
As of Dec. 31, 2024	11,269	80	11,349

kEUR	Property, plant and equipment	Construction in progress	Total
Depreciation
As of Jan. 01, 2023	-2,768	-	-2,768
Additions	-1,291	-	-1,291
Disposals	53	-	53
As of Dec. 31, 2023	-4,006	-	-4,006
Additions	-1,379	-	-1,379
Disposals	233	-	233
Effect of movements in exchange rates	-1	-	-1
As of Dec. 31, 2024	-5,154	-	-5,154

kEUR	Property, plant and equipment	Construction in progress	Total
Carrying amounts
As of Jan. 01, 2023	4,863	527	5,389
As of Dec. 31, 2023	6,219	172	6,391
As of Dec. 31, 2024	6,115	80	6,195
4.2.4	Other investments and other assets

Other investments and other assets include the following:

kEUR	Dec. 31, 2024	Dec. 31, 2023
Other investments	5	5
Other assets	174	174
Total	179	179

Other assets include a deposit for a rental building amounting to kEUR 137 (December 31, 2023: kEUR 137) and a cash deposit at the Swiss tax office amounting to kEUR 37 (December 31, 2023: kEUR 37).

4.2.5	Inventories

Inventories include the following:

kEUR	Dec. 31, 2024	Dec. 31, 2023
Finished goods	15,245	15,010
Work in progress	9,402	7,003
Raw materials	53,010	30,995
Total	77,657	53,008

kEUR	Dec. 31, 2024	Dec. 31, 2023
Write-downs finished goods	-181	-1,700
Write-downs work in progress	-808	-626
Write-downs raw materials	-13,003	-11,563
Total	-13,991	-13,889

During the financial year 2024, ADSE recognized write-downs of inventories in an amount of kEUR 689 (2023: kEUR 8,093, 2022: kEUR -78) as an expense in the cost of sales in the statement of profit or loss.

4.2.6	Trade and other receivables and contract assets

Trade and other receivables include the following:

kEUR	Dec. 31, 2024	Dec. 31, 2023
Trade receivables	9,900	15,285
Advanced payments	780	2,651
Other receivables financial	3,364	2,443
Deferred expenses and accrued income	624	686
Other receivables non-financial	308	166
Total	14,975	21,231

As of the reporting date, other receivables financial mainly include receivables from government grants.

4.2.7	Other accrued items

Other accrued items include the following:

kEUR	Dec. 31, 2024	Dec. 31, 2023
Day One Loss	12,392	-
Other accrued items related to lender warrants	1,055	-
Total	13,447	-

ADSE concluded shareholder loan agreements with various lenders on August 18, 2023, which were amended and restated on August 26, 2024. In addition, three further agreements were concluded on August 26, 2024. Pursuant to the loan agreements, ADSE US and ADSE GM have agreed to issue lender warrants which will be issued by ADSE Holdco as Irish guarantor to the respective lenders and subscribed by ADSE US resp. ADSE GM. At initial recognition, the warrants had a higher fair value than the shareholder loans, which generated a day one loss. As this day one loss is based on unobservable inputs, it needs to be deferred and recognized until maturity to the extent that it arises from a change in a factor (including time) that market participants would take into account when pricing the liability. At year end, a deferred day one loss of kEUR 12,392 remains on the balance sheet.

The market prices for those warrants are not observable as these are not actively traded. In consequence, the fair value at initial recognition was determined by applying a Black-scholes option pricing model with the following inputs corroborated with observable market data (Level 2 – Fair value hierarchy under IFRS 13):

	September 3, 2024
Input	Reference	Second Shareholder Loan		Second Shareholder Loan plus
Spot price	1	USD	13.16	USD	13.16
Strike price	2	USD	6.20	USD	6.20
Expected term (years)	3		2		2
Risk free rate	4		4.73%		4.73%
Dividend yield	5		0.00%		0.00%
Annual volatility	6		64.48%		64.48%
Number of warrants outstanding			2,500,001		4,800,002
Fair value per warrant		USD	8.22	USD	8.22

1.	Equal to the observed price of the class A common shares,

2.	Warrant strike price,

3.	Calculated as the time period between the end of the reporting period and the warrants expiration date (August 26, 2026),

4.	Interpolated 1.9-year constant maturity US treasury rates,

5.	Assumed dividend yield of 0%,

6.	Implied volatility observed through the public warrants traded price.

Other accrued items related to lender warrants refer to warrants for which the exercise conditions were not met as of December 31, 2024 since the related shareholder loans were not drawn. They are recognized with their fair value on the issue date as determined above weighted with a drawdown probability for the shareholder loan of 5% based on management assessment and the future cash planning of ADSE. If the drawdown probability changes, this may have a material effect on these accrued items. A drawdown probability of +/- 5% would have resulted in other accrued items of kEUR 2,110 / kEUR 0 as of December 31, 2024. Other accrued items will be set off from the loan nominal value when the loan is drawn.

4.2.8	Cash and cash equivalents

Cash and cash equivalents include the following:

kEUR	Dec. 31, 2024	Dec. 31, 2023
Cash	1	2
Cash at banks	22,856	29,161
Total	22,858	29,162

As of December 31, 2024, cash at banks includes restricted cash of kEUR 644 (December 31, 2023: kEUR 1,475).

4.2.9	Equity

The changes in the various components of equity from January 01, 2022 through December 31, 2024 are shown in ADSE’s statements of changes in equity.

On December 28, 2023, ADSE Holdco issued 1,666,667 ordinary shares at a par value of USD 0.0001 resulting in an increase of the share capital of USD 167. These shares were acquired by a new investor for USD 6.00 per share. Together with the shares, 1,339,285 warrants with an exercise price of USD 7 and USD 8 were issued (refer to note 4.2.10). The split of the total transaction price led to an increase in equity of kUSD 7,802 (kEUR 7,009) and the recognition of a warrant liability of kUSD 2,198 (kEUR 1,989). Transaction costs incurred in context of the transaction in the amount of kUSD 283 (kEUR 268) are deducted from equity, resulting in a net increase in equity of kEUR 6,741.

In 2024, the warrants were exercised. In addition, 36,872 public warrants and warrants related to shareholder loans were exercised leading to a total increase of share capital of USD 138 (EUR 128) and an increase in capital reserves of kUSD 16,932 (kEUR 15,835). Transaction costs incurred in the context of the exercise of warrants in the amount of kUSD 200 (kEUR 188) are deducted from equity.

Further increases in equity in 2024 result from the exercise of vested NQSO and the issue of RSU from the stock compensation plan (refer to note 4.3).

The development of issued and outstanding shares from January 01, 2022, to December 31, 2024, is shown in the table below.

in k units	2024	2023	2022
Outstanding as of Jan. 01	50,585	48,877	48,808
Capital increase	-	1,667	-
Exercise of warrants	1,376	-	-
Exercise of options	139	-	-
Share based compensation	262	41	69
Outstanding as of Dec. 31	52,362	50,585	48,877
Treasury shares	80	58	28
Issued and outstanding as of Dec. 31	52,442	50,642	48,905

The result for the period contains consolidated losses of ADSE.

As of December 31, 2024 and December 31, 2023 other equity consists of currency translation reserves on translation of ADSE US (USD) and ADSE CH (CHF) from their functional currency to the presentation currency of ADSE (EUR). As of December 31, 2022, other equity consists of currency translation reserves on translation of ADSE US (USD) from its functional currency to the presentation currency of ADSE (EUR).

As of December 31, 2024, the share capital amounts to kEUR 5 (December 31, 2023: kEUR 4, December 31, 2022: kEUR 4) and is fully paid in.

kEUR	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share capital	5	4	4
Capital reserves	245,298	225,007	216,815
Other equity	1,044	106	45
Retained earnings	-191,198	-136,117	-117,211
Profit/Loss	-97,959	-55,081	-18,906
Equity attributable to shareholders of ADSE	-42,809	33,919	80,747
Total	-42,809	33,919	80,747
4.2.10	Warrant liabilities

As of the reporting date, warrant liabilities include the following:

kEUR	No. of warrants issued	Dec. 31, 2024
Public warrants	11,542,415	39,997
Private warrants	119,866	734
Warrants relating to shareholder loans	10,480,003	78,849
Warrants relating to capital increases	-	-
Total	22,142,284	119,581

As of December 31, 2023, warrant liabilities included the following:

kEUR	No. of warrants issued	Dec. 31, 2023
Public warrants	7,187,486	5,243
Private warrants	4,475,000	3,280
Warrants relating to shareholder loans	3,216,667	11,114
Warrants relating to capital increases	1,339,285	1,989
Total	16,218,438	21,626

Public and private warrants

As of December 31, 2024, public and private warrant liabilities amounting to kEUR 40,731 (December 31, 2023: kEUR 8,523) relate to 11,542,415 public warrants and 119,866 private warrants including 100,000 lender warrants issued. In comparison to December 31, 2023, 205 public warrants were exercised. 4,355,134 warrants were moved from private warrants to public warrants as they are being held in broker accounts and are thus considered public warrants.

6,250,000 public warrants were issued as part of the EUSG (European Sustainable Growth Acquisition Corp) units in the initial public offering to the public shareholders on January 26, 2021. Each EUSG unit contained one share and one-half warrant. Additional 937,486 warrants were issued as part of the overallotment to the underwriters.

4,475,000 private warrants were issued by EUSG to EUSG Sponsor and the underwriters. Lender warrants were issued in lieu of a repayment of a promissory note and are accounted for as private warrants.

Each warrant gives the holder the right to acquire one ordinary share in the Company at an exercise price of USD 11.50 per share, subject to adjustment. Both public and private warrants may be exercised until December 22, 2026.

Until expiration, and if the Company’s share price equals or exceeds USD 18.00 for any 20 trading days within a 30-trading day period, the Company may elect to redeem public warrants at a price of USD 0.01 per warrant. Private warrants are not redeemable by the Company, they may be exercised for cash or on a cashless basis at the holder’s option as long as they are held by the initial holders or their affiliates.

On the merger of EUSG with EUSG II and ultimately with ADSE Holdco in 2021, each EUSG public and private warrant was converted into one ADSE Holdco public and private placement warrant respectively under the same terms as EUSG warrants. Upon the merger it was assessed that the EUSG public and private warrants were assumed as a liability as part of the acquisition. Therefore, the Company’s warrants issued to replace EUSG warrants are accounted as a liability at fair value through profit and loss.

Public warrants are measured at fair value through profit or loss with reference to their quoted market price on NASDAQ (Level 1 – Fair value hierarchy under IFRS 13).

The market prices for private warrants are not observable as these are not actively traded. Their fair value is determined by applying a Black-Scholes option pricing model with the following inputs corroborated with observable market data (Level 2 – Fair value hierarchy under IFRS 13):

Input	Reference	Dec. 31, 2024		Dec. 31, 2023
Spot price	1	USD	15.51	USD	7.15
Strike price	2	USD	11.50	USD	11.50
Expected term (years)	3		1.98		2.98
Risk free rate	4		2.78%		4.01%
Dividend yield	5		0.00%		0.00%
Annual volatility	6		55.41%		33.78%
Fair value per private warrant		USD	6.37	USD	0.81

1.	Equal to the observed price of the class A common shares,

2.	Warrant strike price,

3.	Calculated as the time period between the end of the reporting period and the warrants expiration date (December 22, 2026),

4.	Interpolated 1.98-year (December 31, 2023: 2.98) constant maturity US treasury rates,

5.	Assumed dividend yield of 0%,

6.	Implied volatility observed through the public warrants traded price.

Warrants relating to shareholder loans

In 2023, two shareholder loans for the financing of working capital and general corporate purposes were granted by several shareholders to ADSE US (refer to note 4.2.13). In conjunction with the loans, ADSE Holdco issued a total of 3,216,667 warrants.

In 2024, several (drawn and undrawn) tranches of the second 2023 shareholder loans were extended and additional shareholder loans (second shareholder loan plus) granted to ADSE US. An additional number of 7,300,003 warrants was issued together with these shareholder loans.

As of December 31, 2024, the fair value of these warrants amounts to kEUR 78,849 (December 31, 2023: kEUR 11,114) and is shown as a liability. The fair value of warrants related to an undrawn tranche of the second shareholder loan plus is weighted with the probability of drawing that tranche.

1,716,667 warrants with an exercise price of USD 3.00 were issued to the lenders of the first shareholder loan, whereas 1,500,000 warrants with an exercise price of USD 6.20 were issued to the lenders of the second shareholder loan. In 2024, an additional number of 2,500,001 was issued to the lenders of the second shareholder loan while an additional number of 4,800,002 warrants were issued to the lenders of the second shareholder loan plus – all with an exercise price of USD 6.20. 36,667 of the warrants with exercise price of USD 3.00 were exercised in 2024. Each warrant gives the holder the right to acquire one ordinary share in the Company. The holder has the right to exercise the warrants after the first anniversary of the issue date of the respective loan until the second anniversary of the issue date. The warrants can be exercised in full or in parts.

The market prices for those warrants are not observable as these are not actively traded. In consequence, the fair value is determined by applying a Black-scholes option pricing model with the following inputs corroborated with observable market data (Level 2 – Fair value hierarchy under IFRS 13):

	Dec. 31, 2024
Input	Reference	First shareholder loan		Second shareholder loan		Second shareholder loan plus
Spot price	1	USD	15.51	USD	15.51	USD	15.51
Strike price	2	USD	3.00	USD	6.20	USD	6.20
Expected term (years)	3		0.34		1.63		1.63
Risk free rate	4		2.88%		3.45%		3.45%
Dividend yield	5		0.00%		0.00%		0.00%
Annual volatility	6		46.15%		46.58%		46.58%
Number of warrants outstanding			1,680,000		4,000,001		4,800,002
Fair value per warrant		USD	12.54	USD	9.71	USD	9.71

	Dec. 31, 2023
Input	Reference	First shareholder loan		Second shareholder loan
Spot price	1	USD	7.15	USD	7.15
Strike price	2	USD	3.00	USD	6.20
Expected term (years)	3		1.34		1.63
Risk free rate	4		4.60%		4.44%
Dividend yield	5		0.00%		0.00%
Annual volatility	6		70.00%		70.00%
Number of warrants outstanding			1,716,667		1,500,000
Fair value per warrant		USD	4.55	USD	2.98

1.	Equal to the observed price of the class A common shares,

2.	Contractual strike price,

3.	Calculated as the time period between the end of the reporting period and the warrants expiration date (First shareholder loan: May 05, 2025, second shareholder loan: August 18, 2025, in 2024 amended to August 26, 2026, second shareholder loan plus: August 26, 2026),

4.	Interpolated 0.34-year (first shareholder loan; 2023: 1.34-year / 0.63-year (second shareholder loan; 2023: 1.63-year constant maturity US treasury rates /1.63-year (second shareholder loan plus),

5.	Assumed dividend yield of 0%,

6.	Volatility calculated as the rounded average of different indicators: implied volatility of public warrants, historical volatility of ADSE stock, volatility of the guideline public companies.

Warrants relating to capital increases

On December 28, 2023, ADSE Holdco issued 1,666,667 ordinary shares at a par value of USD 0.0001 resulting in an increase of the share capital of USD 167 (refer to note 4.2.9). In conjunction with the capital increase, ADSE Holdco issued 714,285 warrants with a term of 6 months at an exercise price of USD 7.00 and 625,000 warrants with a term of 12 months at an exercise price of USD 8.00. Each warrant gives the holder the right to acquire one ordinary share in the Company.

The warrants were exercised on June 7, 2024 and November 11, 2024.

The market prices for those warrants are not observable as these are not actively traded. In consequence, the prior year fair value was determined by applying a Black-scholes option pricing model with the following inputs corroborated with observable market data (Level 2 – Fair value hierarchy under IFRS 13):

	Dec. 31, 2023
Input	Reference	6-month warrants		12-month warrants
Spot price	1	USD	7.15	USD	7.15
Strike price	2	USD	7.00	USD	8.00
Expected term (years)	3		0.49		0.99
Risk free rate	4		5.26%		4.80%
Dividend yield	5		0.00%		0.00%
Annual volatility	6		70.00%		70.00%
Number of warrants outstanding			714,285		625,000
Fair value per warrant		USD	1.52	USD	1.78

1.	Equal to the observed price of the class A common shares,

2.	Contractual strike price,

3.	Calculated as the time period between the end of the reporting period and the warrants expiration date (6-month warrants: June 28, 2024, 12-month warrants: December 28, 2024),

4.	Interpolated 0.49-year (6-month warrants) / 0.99-year (12-months warrants) constant maturity US treasury rates,

5.	Assumed dividend yield of 0%,

6.	Volatility calculated as the rounded average of different indicators: implied volatility of public warrants, historical volatility of ADSE stock, volatitlity of the guideline public companies.
4.2.11	Trade and other payables

Trade and other payables include the following:

kEUR	Dec. 31, 2024	Dec. 31, 2023
Trade payables	29,299	12,880
Sales tax liabilities	953	3,457
Accrued expenses	1,292	2,670
Trade payables due to related parties	2,601	2,300
Other payables non-financial	811	685
Other payables financial	215	198
Total	35,171	22,191

Trade payables mainly consist of trade accounts payable and accruals for outstanding invoices.

For information about ADSE’s exposure to liquidity risks please refer to note 4.5.2.2.

4.2.12	Provisions

The development of provisions is shown below:

kEUR	Warranties	Onerous contracts	Archiving costs	Miscellaneous provisions	Total
As of Jan. 01, 2024	9,103	10,983	12	626	20,725
Added	6,624	162	1	12	6,798
Unwind of discount	43	-	-	13	56
Utilized	-5,128	-2,369	-	-14	-7,512
Reversal	-3,719	-8,614	-	-16	-12,350
As of Dec. 31, 2024	6,922	162	13	620	7,717
Current	5,424	162	-	-	5,586
Non-current	1,498	-	13	620	2,132
Total	6,922	162	13	620	7,717

kEUR	Warranties	Onerous contracts	Archiving costs	Miscellaneous provisions	Total
As of Jan. 01, 2023	8,244	11	16	505	8,775
Added	6,434	10,973	-	197	17,604
Unwind of discount	14	-	-	7	21
Utilized	-5,576	-	-	-10	-5,586
Reversal	-14	-	-4	-73	-90
As of Dec. 31, 2023	9,103	10,983	12	626	20,725
Current	5,229	10,983	-	-	16,212
Non-current	3,875	-	12	626	4,513
Total	9,103	10,983	12	626	20,725

There are no pension commitments or similar obligations.

ADSE provides warranties for general repairs of defects that existed at the time of sale, as required by law. Provisions related to these assurance-type warranties are recognized when the product is sold, or the service is provided to the customer. Initial recognition is based on historical experience. The estimate of warranty-related costs is revised annually. In general warranty provisions cover the expected warranty claims from the customers.

If ADSE has a contract that is onerous, the present obligation under the contract is recognized and measured as a provision. However, before a separate provision for an onerous contract is established. ADSE recognizes any impairment loss that has occurred on assets dedicated to that contract. As of the reporting date, provisions for onerous contracts amount to kEUR 162 (December 31, 2023: kEUR 10,983). In the financial year 2023, ADSE recognized a provision for an onerous contract in the amount of kEUR 10,973. This provision related to contract under which the fixed purchase obligation for inventories exceeds the expected income from the sale of corresponding products. The provision was partially utilized and an amount of kEUR 8,614 was reversed.

4.2.13	Loans and borrowings

As of the reporting date, loans and borrowings include shareholder loans with a bookvalue of kEUR 11,971 and interest payable of kEUR 1,363 (December 31, 2023: bookvalue of kEUR 13,045 and interest payable of kEUR 863).

As of December 31, 2024, the amount relates to various tranches of shareholder loans with a total nominal amount of kUSD 23,000, maturity date of August 31, 2025 and fixed interest rate of 10% p.a. payable upon repayment of the shareholder loans. This amount includes undrawn amounts from 2023 shareholder loans with nominal amount of kUSD 7,500 and one tranche with nominal amount of kUSD 7,500 that was already drawn as of December 31, 2023. Both were extended until August 31, 2025. The amount further includes additional shareholder loans with nominal amount of kUSD 8,000 (shareholder loan plus). Together with the drawdown of the shareholder loans, 7,300,003 warrants with an exercise price of USD 6.20 were issued in 2024. The fair value of these warrants at the drawdown dates of the shareholder loans exceeded the nominal value of the loans resulting in a disagio of the loans in the amount of kEUR 13,981 and day one losses of kEUR 16,669. Both are amortized together with transaction cost using the effective interest rate method.

As of December 31, 2023, the amount related to two shareholder loans with nominal amounts of kUSD 12,875 and kUSD 15,000, maturity dates of February 29, 2024, June 30, 2024 and July 31, 2024 and fixed interest of 10% p.a. payable upon repayment of the shareholder loans. Together with the shareholder loans, 3,216,677 warrants with exercise prices of USD 3.00 and USD 6.20 were issued resulting in a disagio of the loans in an amount of kEUR 4,693 as of December 31, 2023. Transaction cost are being discounted from the loan as well. Both are amortized using the effective interest rate method.

In 2024, a portion of the two shareholder loans with nominal amount of kUSD 12,100 (kEUR 11,225) was paid back together with interest.

As collateral for the second shareholder loan 2023, ADSE US pledged all of its current assets, which among others include its inventories and cash and cash equivalents. As collateral for the shareholder loan plus, ADSE US and ADSE GM pledged all of their current assets, which among others include their inventories and cash and cash equivalents to the lenders of the respective tranches.

4.2.14	Financial instruments

The following table provides the carrying amounts and fair values of all financial assets and financial liabilities, including their levels in the fair value hierarchy.

The fair value disclosure of lease liabilities is not required.

kEUR	Classification	Fair value hierarchy	Carrying amount Dec. 31, 2024	Fair value Dec. 31, 2024	Carrying amount Dec. 31, 2023	Fair value Dec. 31, 2023
Financial assets
Cash and cash equivalents	At amortized cost	3	22,858	22,858	29,162	29,162
Trade receivables (current)	At amortized cost	3	9,900	9,900	15,285	15,285
Other investments (non-current)	At amortized cost	3	5	5	5	5
Other financial receivables (current)	At amortized cost	3	3,358	3,358	2,439	2,439
Other financial receivables (non-current)	At amortized cost	3	6	6	4	4
Total			36,126	36,126	46,894	46,894

kEUR	Classification	Fair value hierarchy	Carrying amount Dec. 31, 2024	Fair value Dec. 31, 2024	Carrying amount Dec. 31, 2023	Fair value Dec. 31, 2023
Financial liabilities
Warrant liabilities - private	FVTPL	2	39,997	39,997	3,280	3,280
Warrant liabilities - public	FVTPL	1	734	734	5,243	5,243
Warrant liabilities - Shareholder loan	FVTPL	2	78,849	78,849	11,114	11,114
Warrant liabilities - Capital increase	FVTPL	2	-	-	1,989	1,989
Loans and borrowings (current)	At amortized cost	3	13,333	13,333	13,908	13,908
Trade payables (current)	At amortized cost	3	29,299	29,299	12,880	12,880
Trade payables due to related parties (current)	At amortized cost	3	2,601	2,601	2,300	2,300
Lease liabilities (non-current)	At amortized cost	3	2,336	-	2,580	-
Lease liabilities (current)	At amortized cost	3	1,144	-	853	-
Other payables financial (current)	At amortized cost	3	215	215	198	198
Total			168,510	165,030	54,347	50,913

Changes in fair value of warrants as well as interest income and expense on loans and borrowings and leases are included in financial result in the statement of profit or loss.

If reclassifications to other levels of the measurement hierarchy are necessary, they are made at the end of the fiscal year in which the event that necessitates the reclassification occurs. There were no reclassifications for all periods.

4.2.15	Contingent liabilities and contingent assets

Contingent liabilities are possible obligations that arise from past events and whose existence will be confirmed only by the occurrence of one or more uncertain future events that are outside the control of ADSE. Furthermore, present obligations are contingent liabilities if it is not probable that an outflow of resources will be required to settle the obligation and/or the amount of the obligation cannot be estimated with sufficient reliability.

Contingent assets are possible assets that arise from past events and whose existence will be confirmed only by the occurrence or non- occurrence of one or more uncertain future events that are outside the control of ADSE.

As of the balance sheet date no contingent liabilities and no contingent assets exist.

4.3	Share-based payments

Restricted stock units program

In 2021, an Incentive Plan was implemented which allows ADSE to grant restricted stock units (RSUs) for ADSE employees (including executive officers), independent contractors and members of the board of directors of ADSE Holdco. The participants shall receive a number of shares of common stock that correspond to the number of RSUs that have become vested on the applicable vesting date.

The RSUs granted for the initial SPAC (Special Purpose Acquisition Company) grant promised have a vesting period of four years while the RSUs granted under the director’s compensation have a vesting period of one year. RSUs granted to ADSE employees have a vesting period of four years. In case of a bad leaver all claims to the RSUs become void.

The grant of RSUs is a share-based payment according to IFRS 2, because the participants receive an entitlement to future remuneration, which is based on real equity instruments. ADSE has no choice to settle the transaction in cash and must settle with equity instruments. Therefore, the grant of RSUs is classified as equity-settled share-based payment according to IFRS 2.

The valuation of the RSUs is based on the share price of ADSE Holdco minus the nominal value of the share on grant date. No option pricing model was applied.

The RSUs were measured at the share price at grant date.

The following table shows the number and weighted average fair values (WAFV) of and movements in RSUs during the year:

	2024		2023
Program RSU	Number of RSUs	WAFV	Number of RSUs	WAFV
Awards outstanding January 1	288,189	7.35	195,977	7.90
Awards granted in the reporting period	341,163	10.62	268,000	6.05
Awards forfeited in the reporting period	-43,522	9.74	-81,335	7.90
Awards vested in the reporting period	-229,225	8.19	-94,453	7.99
Awards expired in the reporting period	-	-	-	-
Awards outstanding December 31	356,605	8.67	288,189	7.35

The weighted average remaining contractual lifetime of the RSUs as at December 31, 2024 is 2.23 years (December 31, 2023: 2.88 years).

When determining the expense recognition as of December 31, 2024, an average expected fluctuation of 0% - 10% p.a. (2023: 0% - 5% p.a.) was applied based on management estimates. The expected fluctuation for the remaining part of the respective vesting period will be adjusted on future reporting dates based on current information.

As of December 31, 2024, ADSE has recognized a gross increase in equity in the balance sheet of kEUR 2,314 (December 31, 2023: kEUR 729, December 31, 2022: kEUR 1,370) for share-based payments from RSUs. In the financial year 2024, 21,005 (2023: 30,125) of the vested RSUs were withheld by ADSE to cover payroll taxes, causing a decrease in equity of kEUR 221 (2023: kEUR 110). As of the reporting date, this results in a net increase in equity in the balance sheet of kEUR 2,094 (December 31, 2023: kEUR 619). The expense recognized for RSUs for the year ended December 31, 2024, amounts to kEUR 2,314 (2023: kEUR 729, 2022: kEUR 1,370).

Non-qualified stock options

Under the non-qualified stock option (NQSO) program, ADSE grants the participant the right to acquire from ADSE the aggregate number of shares of common stock for a fixed price specified in the award agreement. Except for one NQSO agreement concluded under the director compensation, which became exercisable after one year, and one NQSO agreement with a consultant, which has different vesting dates, all other options granted become exercisable according to a vesting schedule earliest after one year and latest after four years from the grant date. In case of a bad leaver-event all claims to the NQSO become forfeited. The options expire after ten years from the grant date.

The following table shows the number and weighted average exercise prices (WAEP) of, and movements in stock options during the year:

	2024		2023
Program NQSO	Number of NQSO	WAEP	Number of NQSO	WAEP
Awards outstanding January 1	1,877,700	6.82	1,321,583	8.04
Awards granted in the reporting period	424,298	10.44	1,027,583	5.97
Awards forfeited in the reporting period	-251,279	5.81	-471,466	8.04
Awards exercised in the reporting period	-138,695	6.16	-	-
Awards expired in the reporting period	-	-	-	-
Awards outstanding December 31	1,912,024	7.68	1,877,700	6.82
Awards exercisable December 31	463,963	7.51	246,083	8.05

The weighted average remaining contractual life of the NQSOs outstanding as at December 31, 2024 is 8.30 years (December 31, 2023: 8.97 years). The range of exercise prices for those options is USD 3.21 to USD 10.44 (2023: USD 3.21 to USD 8.62).

The weighted average fair value of NQSO granted during the year was 4.24 (2023: 2.71).

The weighted average share price at the date of exercise for options exercised in 2024 was USD 11.21. No options were exercised in 2023.

The fair value at grant date is independently determined using a black-scholes model that takes into account the exercise price, the term of the option, the share price at grant date and expected price volatility of the underlying share, the expected dividend yield, and the risk-free interest rate for the term of the option. The following tables show the valuation input parameters as of the different grant dates.

Measurement of fair values as of March 31, 2022:

Measurement of fair values	4 years	3 years	2 years	1 year
Fair value at grant date in USD	5.02	4.52	3.87	2.26
Share price at grant date in USD	8.62	8.62	8.62	8.62
Exercise price in USD	8.62	8.62	8.62	8.62
Expected volatility in %	78.46%	80.26%	82.57%	65.97%
Expected life in years	4.00	3.00	2.00	1.00
Expected dividends in %	0.00	0.00	0.00	0.00

Measurement of fair values as of July 18, 2022:

Measurement of fair values	3.7 years	2.7 years	1.7 years	0.7 years
Fair value at grant date in USD	3.91	3.44	2.67	1.63
Share price at grant date in USD	6.72	6.72	6.72	6.72
Exercise price in USD	6.72	6.72	6.72	6.72
Expected volatility in %	79.73%	80.53%	76.83%	71.97%
Expected life in years	3.70	2.70	1.70	0.70
Expected dividends in %	0.00	0.00	0.00	0.00

Measurement of fair values as of November 29, 2022:

Measurement of fair values	3.34 years	2.34 years	1.34 years	0.33 years
Fair value at grant date in USD	2.99	2.60	1.73	0.80
Share price at grant date in USD	5.25	5.25	5.25	5.25
Exercise price in USD	5.25	5.25	5.25	5.25
Expected volatility in %	80.80%	82.10%	69.24%	64.72%
Expected life in years	3.34	2.34	1.34	0.33
Expected dividends in %	0.00	0.00	0.00	0.00

For the following grant date, vesting had already started with the start of employment of several employees in 2022. However, the formal grant date is January 24, 2023. Measurement of fair values as of January 24, 2023:

Measurement of fair values	3.18 years	2.18 years	1.18 years	0.18 years
Fair value at grant date in USD	1.84	1.48	1.00	0.35
Share price at grant date in USD	3.21	3.21	3.21	3.21
Exercise price in USD	3.21	3.21	3.21	3.21
Expected volatility in %	83.34%	77.63%	68.58%	62.02%
Expected life in years	3.18	2.18	1.18	0.18
Expected dividends in %	0.00	0.00	0.00	0.00

Measurement of fair values as of July 05, 2023:

Measurement of fair values	4 years	3 years	2 years	1 years
Fair value at grant date in USD	3.74	3.29	2.28	1.59
Share price at grant date in USD	6.00	6.00	6.00	6.00
Exercise price in USD	6.00	6.00	6.00	6.00
Expected volatility in %	82.81%	81.30%	64.25%	62.66%
Expected life in years	4.00	3.00	2.00	1.00
Expected dividends in %	0.00	0.00	0.00	0.00

Measurement of fair values as of April 15, 2024:

Measurement of fair values	4 years	3 years	2 years	1 years
Fair value at grant date in USD	5.19	4.60	4.29	2.90
Share price at grant date in USD	10.44	10.44	10.44	10.44
Exercise price in USD	10.44	10.44	10.44	10.44
Expected volatility in %	59.66%	60.65%	70.53%	66.12%
Expected life in years	4.00	3.00	2.00	1.00
Expected dividends in %	0.00	0.00	0.00	0.00
Risk-free interest rate in %	4.34%	4.41%	4.62%	5.01%

The expected price volatility is based on the historic volatility of peer group entities based on the remaining life of the options.

The individual programs with different terms and conditions were valued using parameters for historical volatility and risk-free interest rate with corresponding terms. The program granted to the consultant also has an exercise price of USD 10.

When determining the expense recognition as of December 31, 2024, an average expected fluctuation of 0% - 10% p.a. (2023: 0% - 5% p.a.) was applied based on management estimates. The expected fluctuation for the remaining part of the respective vesting period will be adjusted on future reporting dates based on current information.

As of December 31, 2024, ADSE has recognized an increase in equity in the balance sheet of kEUR 1,775 (December 31, 2023: kEUR 832, December 31, 2022: kEUR 1,397) for the share-based payments from NQSOs. The expense recognized for NQSOs for the financial year 2024 amounts to kEUR 1,775 (December 31, 2023: kEUR 832).

4.4	Statement of cash flows

ADSE has elected to present cash flows from operating activities using the indirect method and has used the profit for the period as the starting point for presenting operating cash flows.

ADSE has classified cash payments for lease payments as financing activities.

The cash and cash equivalents presented in the statement of cash flows comprise all cash reported in the statements of financial position.

ADSE has elected to classify cash flows from interest paid as financing activities, cash flows from interest received and dividends received as operating activities, and cash flows from dividends paid as financing activities. However, dividends have neither been paid nor received in the reporting period.

Reconciliation of movements of liabilities to cash flows arising from financing activities

kEUR	Borrowings	Warrant liabilities	Leases	Total
Balance as of Jan. 01, 2024	13,908	21,626	3,434	38,968
Changes from financing cash flows
Proceeds from borrowings and shareholder contribution and loans	-	13,967	-	13,967
Proceeds from the exercise of warrants	-	9,260	-	9,260
Repayment of loans and borrowings	-11,225	-	-	-11,225
Repayment of lease liabilities	-	-	-996	-996
Interest paid	-1,018	-	-156	-1,174
Total changes from financing cash flows	-12,243	23,227	-1,152	9,832
Effect of changes in foreign exchange rates	845	6,660	8	7,513
Changes in fair value	-	65,895	-	65,895
Other changes *)	-96	2,173	-	2,077
Additions to lease liabilities	-	-	1,034	1,034
Interest accrued	10,919	-	156	11,075
Total liability-related other changes	10,919	-	1,190	12,109
Balance as of Dec. 31, 2024	13,333	119,581	3,480	136,394

*)	Other changes in Warrant liabilities include non-cash effective changes of kEUR -15,647 that are related to the exercise of warrants and increased equity and non-cash effective changes of kEUR 17,819 that are related to the shareholder loans and were recognized as day one losses.
kEUR	Borrowings	Warrant liabilities	Leases	Total
Balance as of Jan. 01, 2023	-	2,439	3,477	5,915
Changes from financing cash flows
Proceeds from borrowings and shareholder contribution and loans	12,033	-	-	12,033
Proceeds from the issue of warrants	-	8,592	-	8,592
Repayment of loans and borrowings	-703	-	-	-703
Repayment of lease liabilities	-	-	-912	-912
Interest paid	-106	-	-153	-259
Total changes from financing cash flows	11,224	8,592	-1,065	18,751
Effect of changes in foreign exchange rates	-83	-264	8	-339
Changes in fair value	-	10,859	-	10,859
Other changes	-	-	-	-
Additions to lease liabilities	-	-	871	871
Interest accrued	2,767	-	144	2,911
Total liability-related other changes	2,767	-	1,015	3,782
Balance as of Dec. 31, 2023	13,908	21,626	3,434	38,968

kEUR	Borrowings	Warrant liabilities	Leases	Total
Balance as of Jan. 01, 2022	7,522	12,767	2,066	22,355
Changes from financing cash flows
Repayment of loans and borrowings	-7,522	-	-	-7,522
Repayment of lease liabilities	-	-	-706	-706
Interest paid	-	-	-122	-122
Total changes from financing cash flows	-7,522	-	-828	-8,350
Changes in fair value	-	-10,329	-	-10,329
Other changes	-	-	-	-
Additions to lease liabilities	-	-	2,239	2,239
Total liability-related other changes	-	-	2,239	2,239
Balance as of Dec. 31, 2022	-	2,439	3,477	5,915

4.5	Capital and financial risk management

4.5.1	Capital management

For the purpose of the Group’s capital management, capital includes issued capital and all other equity reserves attributable to the equity holders of the parent which contain share premium from IPO and PIPE investment as well as shareholder loans. In 2023 and 2024, ADSE has concluded shareholder loans, that have been granted by several shareholders to ADSE US and in 2024 also to ADSE GM for the financing of working capital and general corporate purposes (refer to note 4.2.13).

The Group’s target is to maintain a capital structure that optimizes capital costs of equity and debt and to improve the capital base in order to maintain the confidence of investors, creditors and the markets and to ensure the sustainable development of the company.

ADSE’s policy is to maintain a stable liquidity position to enable ADSE growth of market presence and investments into new technologies. Currently ADSE generates negative cash flows both from operating and investing activities. Therefore, the management closely monitors ADSE’s liquidity reserves as well as the expected cash flows from its operating activities.

4.5.2	Financial risk management

ADSE has exposure to the following risks arising from financial instruments:

●	Credit risk,

●	Liquidity risk and

●	Market risk.

ADSE’s managing directors have overall responsibility for the establishment and oversight of ADSE’s risk management framework. The managing directors are also responsible for developing and monitoring its risk management policies.

ADSE’s risk management policies are established to identify and analyze the risks faced by ADSE, to set appropriate risk limits and controls and to monitor risks and adherence to limits. ADSE aims to maintain a disciplined and constructive control environment in which all employees understand their roles and obligations.

As of December 31, 2024, ADSE’s main financial liabilities include liabilities from warrants, trade payables, lease liabilities as well as shareholder loans. The primary purpose of these financial liabilities is to finance ADSE’s operations and provide guarantees to support its operations. ADSE is mainly exposed to liquidity risk as well as credit risk. The market risk, mainly including currency risk, interest rate risk, and equity risk is assessed as not negligible. However, ADSE does not have long term loans with variable interest rates. Furthermore, most of the business activities are concluded in the reporting currency Euro.

4.5.2.1	Credit risk

Credit risk is the risk of financial loss to ADSE if a customer or counterparty to a financial instrument fails to meet its contractual obligations and arises principally from ADSE’s receivables from customers and contract assets.

The carrying amounts of financial assets and contract assets represent ADSE’s maximum credit exposure. ADSE monitors its credit risk regularly.

Trade receivables, contract assets and other investments

ADSE’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. However, management also considers the factors that may influence the credit risk of its customer base, including the default risk associated with the industry and country in which customers operate.

For trade receivables and contract assets, ADSE applies the “simplified approach” and measures and accounts the loss allowance at an amount equal to the lifetime expected credit losses, while for all other financial assets measured at amortized cost the general approach is applied. As there is a heterogeneous portfolio of customers separate probabilities of default rates are determined for each significant customer. The determination of probability of default is done by an external service provider that acts as an independent credit rating agency.

A write-off of the trade receivables, contract assets and other investments of individual customers within the simplified approach is applied if one or more events take place that have an influence on the customer’s credit rating. These events include payment delays, pending insolvency or concessions by the debtor due to payment difficulties. Trade receivables, contract assets and other investments are written off when there is no reasonable expectation of recovery.

Impairment losses on financial assets recognized in profit or loss amounted to kEUR 58 in the financial year 2024 (2023: kEUR 104 (gains), 2022: kEUR 228 (losses)).

The following table shows the development of loss allowance.

kEUR	2024	2023
Allowance as of Jan. 01	134	393
Addition	197	134
Reversal	-134	-393
Allowance as of Dec. 31	197	134

In the following tables, the loss allowance as of December 31, 2024 and December 31, 2023 was determined as follows for trade receivables, contract assets and other investments.

kEUR	Current (not past due)	1-30 days past due	31-60 days past due	61-90 days past due	>90 days past due	Total
Dec. 31, 2024
Expected loss rate	1.41%	1.19%	0.00%	0.28%	12.14%	-
Gross carrying amount - trade receivables	5,590	3,716	53	142	595	10,096
Gross carrying amount - other investments	5	-	-	-	-	5
Gross carrying amount - contract assets	41	-	-	-	-	41
Loss allowance	-80	-44	0	0	-72	-197
Total	5,556	3,672	53	141	523	9,945

kEUR	Current (not past due)	1-30 days past due	31-60 days past due	61-90 days past due	>90 days past due	Total
Dec. 31, 2023
Expected loss rate	0.43%	0.99%	0.77%	0.12%	3.15%	-
Gross carrying amount - trade receivables	9,338	3,024	913	435	1,793	15,504
Gross carrying amount - other investments	5	-	-	-	-	5
Gross carrying amount - contract assets	-	-	-	-	-	-
Loss allowance	-40	-30	-7	-1	-56	-134
Total	9,302	2,995	906	435	1,737	15,375

Other financial assets

ADSE considers the probability of default at the date of initial recognition of assets and the existence of a significant increase in the risk of default during all reporting periods. To assess whether the risk of default has increased significantly, ADSE compares the risk of default on the asset at the reporting date with the risk of default at the initial recognition. Available, appropriate, and reliable forward-looking information is considered. Indicators such as internal and external credit ratings as well as actual and expected significant changes in the debtor’s earnings situation are taken into account.

Cash and cash equivalents

Cash and cash equivalents are mainly cash at banks. ADSE regularly monitors the corresponding bank’s credit ratings. Due to the short investment period and the good credit rating of the banks ADSE considers that its cash and cash equivalents have low credit risk. Consequently, no impairment was recognized on cash and cash equivalents.

4.5.2.2	Liquidity risk

Liquidity risk is the risk that ADSE will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset.

ADSE aims to maintain the level of its cash and cash equivalents at a level that exceeds the expected cash outflows from financial liabilities.

Exposure to liquidity risk

ADSE’s policy is to maintain sufficient cash and cash equivalents at all times to meet current and future obligations as they fall due. ADSE manages its liquidity by maintaining sufficient liquid assets.

Adverse developments in the capital markets could increase ADSE’s financing costs and limit its financial flexibility.

The following table shows the remaining contractual maturities of ADSE’s financial liabilities at the reporting date. The amounts are gross and undiscounted and include contractual interest payments:

kEUR	Total	Less than 1 year	1-5 years	More than 5 years
Shareholder loans	25,052	25,052	-	-
Lease liabilities	3,722	1,270	2,452	-
Trade payables	29,299	29,299	-	-
Trade payables due to related parties	2,601	2,601	-	-
Other payables	2,317	2,109	-	209
Total	62,992	60,331	2,452	209

Shareholder loans include a disagio in the amount of kEUR 10,286 as of the reporting date (as of December 31, 2023: kEUR 4,693) (refer to note 4.2.13).

The following table shows the remaining contractual maturities of ADSE’s financial liabilities as of December 31, 2023. The amounts are gross and undiscounted and include contractual interest payments:

kEUR	Total	Less than 1 year	1-5 years	More than 5 years
Shareholder loans	19,317	19,317	-	-
Lease liabilities	3,718	983	2,735	-
Trade payables	12,880	12,880	-	-
Trade payables due to related parties	2,300	2,300	-	-
Other payables	3,553	3,384	-	169
Total	41,769	38,865	2,735	169

ADSE’s financial position with a cash level of kEUR 22,858 as of December 31, 2024 (December 31, 2023: kEUR 29,162) has declined slightly as compared to prior year. Unchanged to 2023, ADSE is exposed to liquidity risks resulting from the short remaining term of the shareholder loans, delayed customer payments and if ADSE cannot manage to generate cash from its current inventories or cannot obtain additional financing.

4.5.2.3	Market risk

Market risk

Market risk is the risk that changes in market prices – e.g. foreign exchange rates, interest rates and equity prices – will affect ADSE’s income or the value of its holdings of financial instruments. The financial instruments affected by market risk essentially comprise financial assets and financial liabilities.

Interest rate risk

Interest risk is the risk that changes of interest rates will affect interest expenses from loans or borrowings and interest income from cash and cash equivalents. As of December 31, 2024, loans and borrowings amounts to kEUR 13,333 (December 31, 2023: kEUR 13,908) and consist of interest-bearing shareholder loans. However, all shareholder loans are based on fixed interest rates. Thus, no interest rate risks exist. Based on balances in bank accounts amounting to kEUR 22,858 as of December 31, 2024 (kEUR 29,162 as of December 31, 2023) and low market interest rates for short-term deposits, negligible interest rate risk arises with respect to interest income.

Equity risk

Equity risk is the risk that changes in stock markets – e.g. a falling price of ordinary shares and/or public warrants of ADSE (“ADSE’s trading price”), receiving no dividends, receiving lower dividends than expected, or fluctuations in the equity markets – will affect the value of ADSE’s common shares and outstanding warrants. The volatility of ADSE’s trading price could potentially have significant impact on the valuation of warrant liabilities in the future and valuation of future share-based payments. As of December 31, 2024 equity risks arise with respect to warrant liabilities amounting to kEUR 119,581 (December 31, 2023: kEUR 21,626). Due to the heavily increased value of warrant liabilities as compared to financial year 2023, management has performed a sensitivity analysis with the following result.

If the stock price of ADSE had been 7.5% higher or lower as of December 31, 2024, the consolidated profit / equity would change in the manner shown below:

	Variance	Effect on profit before tax / equity in KEUR	Variance	Effect on profit before tax / equity in KEUR
Warrants relating to shareholder loans	7.50%	-8,759	-7.50%	8,708
Private warrants	7.50%	-109	-7.50%	105

If the stock price of ADSE warrants had been 13.6% higher or lower as of December 31, 2024, the consolidated profit / equity would change in the manner shown below:

	Variance	Effect on profit before tax / equity in KEUR	Variance	Effect on profit before tax / equity in KEUR
Public warrants	13.60%	-5,440	-13.60%	5,440

Currency risk

Foreign exchange risk arises when individual Group entities enter into transactions denominated in a currency other than their functional currency.

ADSE is exposed to currency risks arising from bank balances in foreign currencies, transactions in foreign currencies including shareholder loans in currencies other than the lender’s functional currency, revenue generated or purchases for materials and services, and operating business activities in the US for ADSE US and Switzerland for ADSE CH. The main exposure of currency risks arise with respect to bank balances amounting to kEUR 2,663 (December 31, 2023: kEUR 9,806) which are denominated in USD and one tranche of the shareholder loans amounting to kEUR 1,067 (December 31, 2023: 0) issued to ADSE GM. The USD bank balances are considerd a natural hedge against currency risks from the payment obligation of the shareholder loans. Lesser currency risks arise from normal operations since 95% of revenues in 2024 (2023: 95%, 2022: 87%) are generated in EUR.

Sensitivity of the foreign currency risk

The sensitivity analysis approximately quantifies the risk that can occur within the framework of set assumptions if certain parameters are changed to a defined extent. Exchange rate risks exist for US dollars (USD) and Swiss franc (CHF).

The following disclosures describe the sensitivity of an increase or decrease in the USD and CHF against the EUR from ADSE’s perspective. Currency risks within the meaning of IFRS 7 arise from financial instruments that are denominated in a currency other than the functional currency and are of a monetary nature. Translation differences from the translation of financial statements of foreign Group companies into ADSE currency are not taken into account. The sensitivity analysis was prepared for the main financial instrument (cash and cash equivalents) outstanding as at the balance sheet date of ADSE.

If the EUR had appreciated or depreciated by 10.0% against the USD as at December 31, 2024 and 2023 respectively, the consolidated profit would change in the manner shown below:

kEUR	Variance	Dec. 31, 2024	OCI	Variance	Dec. 31, 2023
EUR/USD	+/-10.0%	-339/+414	-	+/-10.0%	-891/+1,090

If the EUR had appreciated or depreciated by 10.0% against the CHF as at December 31, 2024 and 2023 respectively, the consolidated profit would change in the manner shown below:

kEUR	Variance	Dec. 31, 2024	OCI	Variance	Dec. 31, 2023
EUR/CHF	+/-10.0%	-2/+2	-	+/-10.0%	-3/+3

Other market risks

ADSE is not significantly exposed to other market risks.